Income Taxes (Details 2)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Tax [Line Items]
Income tax expense at statutory rates					34.00%	34.00%
Non-deductible expenses					1.60%	6.50%
Non-taxable income					(6.00%)	(12.20%)
Effective tax rate	52.90%	13.60%	73.50%	50.10%	29.60%	28.30%